Accounting Policies (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 21, 2018 USD ($) integer
Investments held to maturity	$ 0
Investments held for trading	0
Depreciation and depletion	$ 5,709	$ 3,491
Buildings and improvements
Estimated useful lives	3-39
Brooksville Quarry LLC
Voting interest	50.00%
BC FRP Realty, LLC
Voting interest	50.00%
RiverFront Holdings II, LLC
Voting interest	80.00%
Bryant Street Partnerships
Voting interest	61.36%
Discontinued Operations, Disposed of by Sale [Member]
Warehouse properties | integer			40
Land parcels | integer			3
Sales price	$ 347,200
Excluded
Warehouse properties | integer			1
Property value			$ 11,700